Selected Income Statement Data (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selected Income Statement Data [Line Items]
Foreign currency income (expense)	$ (78)	$ (351)	$ 58
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Selected Income Statement Data [Line Items]
Percentage of Concentration Risk	15.00%	11.00%	10.00%